Share Capital - Schedule of Options Outstanding and Exercisable (Details)	3 Months Ended
	Mar. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares
Statement Line Items [Line Items]
Stock Options Outstanding | shares	1,047,437	847,437	461,000
Weighted Average Remaining Contractual Life (years)	2 years 6 months
Stock Options Exercisable, Ending Balance | shares	631,017	548,009
Canadian Dollars [Member]
Statement Line Items [Line Items]
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance	$ 4.49	$ 4.52
Exercise Price One [Member]
Statement Line Items [Line Items]
Stock Options Outstanding | shares	494,987
Weighted Average Remaining Contractual Life (years)	2 years 2 months 1 day
Stock Options Exercisable, Ending Balance | shares	289,860
Exercise Price One [Member] | Canadian Dollars [Member]
Statement Line Items [Line Items]
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance	$ 3.08
Exercise Price One [Member] | Canadian Dollars [Member] | Top of range [member]
Statement Line Items [Line Items]
Exercise Price Range	2.00
Exercise Price One [Member] | Canadian Dollars [Member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise Price Range	$ 3.99
Exercise Price Two [Member]
Statement Line Items [Line Items]
Stock Options Outstanding | shares	456,450
Weighted Average Remaining Contractual Life (years)	3 years 1 month 9 days
Stock Options Exercisable, Ending Balance | shares	245,157
Exercise Price Two [Member] | Canadian Dollars [Member]
Statement Line Items [Line Items]
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance	$ 4.62
Exercise Price Two [Member] | Canadian Dollars [Member] | Top of range [member]
Statement Line Items [Line Items]
Exercise Price Range	5.99
Exercise Price Two [Member] | Canadian Dollars [Member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise Price Range	$ 4.00
Exercise Price Three [Member]
Statement Line Items [Line Items]
Stock Options Outstanding | shares	15,000
Weighted Average Remaining Contractual Life (years)	1 year 1 month 27 days
Stock Options Exercisable, Ending Balance | shares	15,000
Exercise Price Three [Member] | Canadian Dollars [Member]
Statement Line Items [Line Items]
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance	$ 7.63
Exercise Price Three [Member] | Canadian Dollars [Member] | Top of range [member]
Statement Line Items [Line Items]
Exercise Price Range	7.99
Exercise Price Three [Member] | Canadian Dollars [Member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise Price Range	$ 6.00
Exercise Price Four [Member]
Statement Line Items [Line Items]
Stock Options Outstanding | shares	81,000
Weighted Average Remaining Contractual Life (years)	1 year 4 months 13 days
Stock Options Exercisable, Ending Balance | shares	81,000
Exercise Price Four [Member] | Canadian Dollars [Member]
Statement Line Items [Line Items]
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance	$ 8.52
Exercise Price Four [Member] | Canadian Dollars [Member] | Top of range [member]
Statement Line Items [Line Items]
Exercise Price Range	9.99
Exercise Price Four [Member] | Canadian Dollars [Member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise Price Range	$ 8.00